SEGMENTS - Summary of Results by Segment (Details) - GBP (£) £ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of operating segments [line items]
Net interest income		£ 2,392	£ 2,215
Non-interest income/(expense)		133	79
Net operating income	[1]	2,525	2,294
Operating expenses before credit impairment charges, restructuring and specific provisions	[1]	(1,353)	(1,331)
Credit impairment (charges)		(278)	(105)
Restructuring and specific provisions	[1]	366	94
Total credit impairment charges, restructuring and specific provisions		(644)	(199)
Profit before tax		528	764
Revenue/(expense) from external customers		2,525	2,294
Customer loans		238,906		£ 200,556
Customer deposits		227,230		190,174
Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Inter-segment (expense)/revenue		0	0
Retail & Business Banking
Disclosure of operating segments [line items]
Net interest income		1,903	1,763
Non-interest income/(expense)		50	14
Net operating income		1,953	1,777
Operating expenses before credit impairment charges, restructuring and specific provisions		(1,084)	(1,066)
Credit impairment (charges)		(233)	(78)
Restructuring and specific provisions		74	67
Total credit impairment charges, restructuring and specific provisions		(307)	(145)
Profit before tax		562	566
Revenue/(expense) from external customers		2,238	2,059
Customer loans		212,923		175,196
Customer deposits		192,567		155,652
Retail & Business Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Inter-segment (expense)/revenue		(285)	(282)
Consumer Finance
Disclosure of operating segments [line items]
Net interest income		67	61
Non-interest income/(expense)		80	97
Net operating income		147	158
Operating expenses before credit impairment charges, restructuring and specific provisions		(78)	(84)
Credit impairment (charges)		(15)	(10)
Restructuring and specific provisions		214	9
Total credit impairment charges, restructuring and specific provisions		(229)	(19)
Profit before tax		(160)	55
Revenue/(expense) from external customers		373	387
Customer loans		4,988		4,979
Customer deposits		0		0
Consumer Finance | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Inter-segment (expense)/revenue		(226)	(229)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income		335	330
Non-interest income/(expense)		34	26
Net operating income		369	356
Operating expenses before credit impairment charges, restructuring and specific provisions		(178)	(197)
Credit impairment (charges)		(30)	(17)
Restructuring and specific provisions		16	17
Total credit impairment charges, restructuring and specific provisions		(46)	(34)
Profit before tax		145	125
Revenue/(expense) from external customers		281	295
Customer loans		19,492		18,927
Customer deposits		24,848		24,414
Corporate & Commercial Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Inter-segment (expense)/revenue		88	61
Corporate Centre
Disclosure of operating segments [line items]
Net interest income		87	61
Non-interest income/(expense)		(31)	(58)
Net operating income		56	3
Operating expenses before credit impairment charges, restructuring and specific provisions		(13)	16
Credit impairment (charges)		0	0
Restructuring and specific provisions		62	1
Total credit impairment charges, restructuring and specific provisions		(62)	(1)
Profit before tax		(19)	18
Revenue/(expense) from external customers		(367)	(447)
Customer loans		1,503		1,454
Customer deposits		9,815		£ 10,108
Corporate Centre | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Inter-segment (expense)/revenue		£ 423	£ 450

[1]	1 Restated to reflect the change in accounting policy, as set out in Note 1.